Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Additions	$ 414	$ 377
Extraction rights
Disclosure of detailed information about borrowings [line items]
Additions	$ 142	64
Developed software
Disclosure of detailed information about borrowings [line items]
Useful life of intangible asset	5 years
Additions	$ 163	$ 188
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Useful life of intangible asset	3 years
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Useful life of intangible asset	20 years